Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2018
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Detail of Income Tax Expense

The detail of income tax expense for the fiscal years ended March 31, 2018, 2017 and 2016 was as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Current tax:
Charge for period	¥228,342	¥260,234	¥247,046
Deferred tax:
Origination and reversal of temporary differences	66,875	12,391	130,072
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(63,194)	(132,859)	(34,000)
Changes in tax rates and others(1)	(2,645)	—	29,760

Total deferred tax expense (benefit)	1,036	(120,468)	125,832

Total income tax expense	¥229,378	¥139,766	¥372,878

(1)	The amount for the fiscal year ended March 31, 2018 mainly includes the effect of change in U.S. federal income tax rate which was changed from 36% to 21% effective January 1, 2018. The amount for the fiscal year ended March 31, 2016 presents the effect of changes in Japanese corporation tax rates. See Note 22 “Deferred Income Tax” for further information on changes in Japanese corporation tax rates.

Reconciliations of Effective Income Tax Rates

The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2018, 2017 and 2016.

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions, except percentages)
Profit before tax	¥1,118,976	¥880,352	¥1,325,700
Income tax expense	229,378	139,766	372,878
Effective income tax rate	20.5%	15.9%	28.1%
Effective statutory tax rate in Japan(1)	30.9%	30.9%	33.1%
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense(2)	(5.7%)	(15.1%)	(2.6%)
Non-Japanese earnings	(3.6%)	(1.9%)	(2.7%)
Tax impact of share of post-tax profit in associates and joint ventures	(1.4%)	(1.0%)	(0.8%)
Tax impact of impairment losses of goodwill	0.8%	2.6%	—
Nontaxable dividends received	(0.8%)	(1.0%)	(0.5%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	0.3%	0.5%	0.3%
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	—	(0.7%)	—
Changes in Japanese corporation tax rates	—	—	2.2%
Others—net	—	1.6%	(0.9%)

Effective income tax rate	20.5%	15.9%	28.1%

(1)	The effective statutory tax rate in Japan for the fiscal years ended March 31, 2018 and 2017 is the aggregate of the effective corporation tax rate of 23.4%, the effective local corporation tax rate of 1.0%, the effective inhabitant tax rate of 3.8% and the effective enterprise tax rate of 2.7%, which is payable by corporate entities on taxable profits under the tax laws in Japan. The effective corporation tax rate, the effective inhabitant tax rate and the effective enterprise tax rate were changed from 22.5%, 3.7% and 5.9%, respectively, which were applied to the fiscal year ended March 31, 2016.
(2)	The effect for the fiscal year ended March 31, 2017 was primarily due to the reversal of the write-down of deferred tax assets at March 31, 2017 in accordance with the application to the Commissioner of the National Tax Agency for permission to adopt the consolidated corporate-tax system in Japan from the fiscal year beginning April 1, 2017. For further information, see Note 22 “Deferred Income Tax.”